UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
	                       Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment	[   ];	Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Quaker Capital Management Corporation
Address:	The Arrott Building
		401 Wood Street, Suite 1300
		Pittsburgh, PA  15222-1824

13F File Number:	028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Fallgren
Title:		Compliance
Phone:		412-281-1948

Signature, Place, and Date of Signing:

   /s/	David R. Fallgren	Pittsburgh, Pennsylvania	November 14, 2001

Report Type (Check only one.):

[X  ]		13F HOLDINGS REPORT

[   ]		13F NOTICE

[   ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: 	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		53

Form 13F Information Table Value Total:		$443,836,178



List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP      Value ($)     Shares     InvDscn  Oth  VoteSole  VoteShd.
Airspan Networks	     Com    00950H102   1,681,000.0  1,025,000  Sole        1,025,000         0
Aldila Inc.                  Com    014384101   1,020,375.0    816,300  Sole          511,300  	305,000
Amer West Hldg Corp. Cl. B   Com    023657208   3,885,018.5  2,100,010  Sole        1,318,000	782,010
AMR Corporation		     Com    001765106  12,375,924.0    646,600  Sole	      220,000   426,600
AngloGold                    Com    356142208     678,426.8     42,508  Sole                0	 42,508
Arch Chemicals               Com    03937R102  14,680,276.3    646,708  Sole          210,000   436,708
Ashanti Goldfields Co. Ltd.  Com    043743202   1,994,982.5    569,995  Sole          250,000 	319,995
Barrick Gold Corp.           Com    067901108     987,388.5     56,910  Sole                0	 56,910
Borders Group Inc.           Com    099709107   9,989,597.5    521,650  Sole          295,000   226,650
Cable & Wireless	     Com    126830207  17,525,325.0  1,357,500  Sole          585,000   772,500
Cal Dive International       Com    127914109   4,313,665.0    267,100  Sole                0	267,100
Calgon Carbon                Com    129603106   6,921,675.5    909,550  Sole          492,000  	417,550
Ceragon Networks Ltd.	     Com    M22013102	  969,000.0    484,500	Sole	      484,500	      0
Cold Metal Products          Com    192861102     175,974.0    293,290  Sole                0	293,290
Cole National Corp.          Com    193290103  20,206,892.5  1,522,750  Sole          451,600 1,071,150
Cooper Tire & Rubber         Com    216831107  18,084,990.1  1,270,013  Sole          374,900   895,113
Cytec Industries Inc.        Com    232820100   5,056,353.6    218,417  Sole                0   218,417
Dawson Geophysical           Com    239359102   3,629,107.5    510,423  Sole                0   510,423
Ditech Communications	     Com    25500M103   1,118,880.0    266,400  Sole                0   266,400
Doubleclick		     Com    258609304   4,710,480.0    826,400  Sole	      826,400	      0
DSG Intl                     Com    G28471103      65,685.0     15,100  Sole                0	 15,100
East West Bancorp Inc.       Com    27579R104  17,371,753.0    742,700  Sole          312,800   429,900
Emcee Broadcast Products     Com    268650108     387,855.0    596,700  Sole          596,700  	      0
Goodrich Corporation	     Com    382388106  15,861,590.0    814,250  Sole 	      350,000   464,250
Guilford Mills Inc.          Com    401794102   1,012,495.0  1,234,750  Sole        1,025,000  	209,750
Hampshire Group, Ltd         Com    408859106     141,100.0     16,600  Sole                0	 16,600
ITSA                         Com    G4984V106      28,714.4    191,429  Sole          191,429         0
Loews Corporation            Com    540424108  16,301,435.8    352,235  Sole          151,300	200,935
Magellan Health Services     Com    559079108  10,757,196.9    937,855  Sole          750,000 	187,855
Massey Energy		     Com    576206106  11,816,690.0    806,600  Sole          260,000   546,600
Matrix Pharmaceutical        Com    576844104   1,342,682.0  2,314,969  Sole          855,200 1,459,769
MCI Group		     Com    98157D304     771,049.2     50,627  Sole	       26,200    24,427
Miller Herman Inc.           Com    600544100   1,075,639.6     55,246  Sole                0    55,246
Montana Power		     Com    612085100   6,898,762.5  1,314,050  Sole          275,000 1,039,050
Motorola Inc.                Com    620076109  16,574,610.0  1,062,475  Sole          450,000   612,475
Newmont Mining               Com    651639106  20,994,674.6    889,605  Sole          668,400	221,205
Nucentrix Broadband Networks Com    670198100  26,022,578.6  2,172,169  Sole          847,400 1,324,769
Packeteer Inc.               Com    695210104   1,220,494.0    382,600  Sole          382,600         0
Payless Shoesource           Com    704379106  20,990,427.6    383,037  Sole          159,000 	224,037
Peak International Ltd.      Com    G69586108   6,073,557.0    997,300  Sole                0   997,300
RF Monolithics Inc.          Com    74955F106   1,687,777.0    763,700  Sole          357,300   406,400
Rockford Corp.               Com    77316P101   6,067,364.0    859,400  Sole          387,000   472,400
Spectrum Control             Com    847615101   6,447,519.0  1,368,900  Sole          754,800  	614,100
Sprint Corporation           Com    852061100  23,997,660.8    998,653  Sole          500,000   498,653
Tektroix                     Com    879131100   3,890,650.5    222,450  Sole                0   222,450
Teledyne Technologies Inc.   Com    879360105     355,685.0     22,300  Sole                0    22,300
United Therapeutics Corp.    Com    91307C102  12,871,488.0  1,024,800  Sole          333,800   691,000
UST Inc.                     Com    902911106   8,801,320.0    265,100  Sole          189,600    75,500
Walt Disney Co.              Com    254687106  17,461,836.0    937,800  Sole          394,200   543,600
Waste Management             Com    94106L109  19,029,521.0    711,650  Sole          310,000   401,650
Water Pik Technologies       Com    94113U100   1,405,160.0    175,645  Sole                0   175,645
Worldcom                     Com    98157D106  22,347,770.6  1,485,889  Sole          743,000   742,889
WSFS Financial               Com    929328102  13,778,104.0    836,050  Sole          281,300  	554,750

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